UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2011

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  May 13, 2011

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 50
Form 13 F Information Table Value Total: 208,554

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      751     8033 SH       SOLE                     8033
AT&T Corp New                  COM              00206r102     1105    36090 SH       SOLE                    36090
Abbott Laboratories            COM              002824100     4608    93955 SH       SOLE                    93955
Agilent Technologies Inc       COM              00846U101     5901   131785 SH       SOLE                   131785
Alliant Energy Corp            COM              018802108     1766    45375 SH       SOLE                    45375
Barrick Gold Corp              COM              067901108     4566    87960 SH       SOLE                    87960
Berkshire Hathaway Inc - Class COM              084670702      464     5550 SH       SOLE                     5550
Berkshire Hathaway Inc-CL A    COM              084670108      251        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     8580   324619 SH       SOLE                   324619
CONSOL Energy Inc              COM              20854P109     7744   144405 SH       SOLE                   144405
CVS/Caremark Corp              COM              126650100     5046   147020 SH       SOLE                   147020
Caterpillar Inc                COM              149123101      206     1850 SH       SOLE                     1850
Central Fund Canada CL A       COM              153501101     7898   353040 SH       SOLE                   353040
Central Gold Trust             COM              153546106     6266   115355 SH       SOLE                   115355
Chubb Corporation              COM              171232101      271     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102     2895   168778 SH       SOLE                   168778
Coca-Cola Co                   COM              191216100      617     9305 SH       SOLE                     9305
ConocoPhillips                 COM              20825C104     2272    28451 SH       SOLE                    28451
DuPont E I de Nemours & Co     COM              263534109     3031    55133 SH       SOLE                    55133
Emerson Electric Co            COM              291011104      398     6819 SH       SOLE                     6819
Exelon Corporation             COM              30161N101      594    14400 SH       SOLE                    14400
Exxon Mobil Corporation        COM              30231G102     1599    19002 SH       SOLE                    19002
Foster Wheeler AG              COM              H27178104     4382   116475 SH       SOLE                   116475
Frontier Communications Corp   COM              35906A108     4693   570867 SH       SOLE                   570867
General Electric Co            COM              369604103     3515   175298 SH       SOLE                   175298
Helmerich & Payne              COM              423452101     7353   107040 SH       SOLE                   107040
Hewlett Packard Co             COM              428236103    28145   686965 SH       SOLE                   686965
Intel Corp                     COM              458140100     4239   210075 SH       SOLE                   210075
International Business Machine COM              459200101     8392    51464 SH       SOLE                    51464
Johnson & Johnson              COM              478160104      714    12046 SH       SOLE                    12046
Lilly Eli & Co                 COM              532457108     3672   104415 SH       SOLE                   104415
Market Vectors Agribusiness    COM              57060u605     6958   124165 SH       SOLE                   124165
Merck & Co. Inc                COM              58933Y105      465    14097 SH       SOLE                    14097
NSTAR                          COM              67019E107     4903   105955 SH       SOLE                   105955
National Penn Bancshares Inc   COM              637138108      181    23329 SH       SOLE                    23329
Newmont Mining Corp            COM              651639106     7317   134062 SH       SOLE                   134062
Penn West Petroleum LTD        COM              707887105     8266   298400 SH       SOLE                   298400
Pitney-Bowes                   COM              724479100     5113   199015 SH       SOLE                   199015
PolyMedix Inc                  COM              73174C100        8    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109     1002    16269 SH       SOLE                    16269
SAIC, Inc                      COM              78390X101     3834   226625 SH       SOLE                   226625
Southern Co                    COM              842587107     4867   127715 SH       SOLE                   127715
TECO Energy Inc                COM              872375100     6769   360820 SH       SOLE                   360820
Union Pacific Corp             COM              907818108      372     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104     8948   232179 SH       SOLE                   232179
Wal-Mart Stores Inc            COM              931142103      495     9505 SH       SOLE                     9505
Wilmington Trust Corporation   COM              971807102       86    19100 SH       SOLE                    19100
Windstream Corporation         COM              97381W104     9252   718350 SH       SOLE                   718350
Xcel Energy Inc                COM              98389B100     7358   308010 SH       SOLE                   308010
Vanguard Utilities ETF                          92204a876      426 6164.0000SH       SOLE                6164.0000